UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                         March 31, 2007

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Summit Partners, L.P.
Address:    222 Berkeley St., 18th Floor
            Boston, MA 02116

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robin Devereux
            ----------------------------
Title:      Power of Attorney for Martin J. Mannion, Member
Phone:      (617) 824-1000
            ----------------------------

Signature, Place and Date of Signing:

  /s/ Robin Devereux               Boston, MA                 May 10, 2007
-----------------------------      ---------------------      ------------------
(Signature)                        (City, State)              (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers         0
                                          ------------

Form 13F Information Table Entry Total    9
                                          ------------

Form 13F Information Table Value Total    $355,873,271
                                          ------------



List of Other Included Managers:          None














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
                                                      FORM 13F INFORMATION TABLE

      COLUMN 1     COLUMN 2    COLUMN 3      COLUMN 4                COLUMN 5         COLUMN 6    COLUMN 7               COLUMN 8
      --------     --------    --------      --------                --------         --------    --------               --------

                    TITLE                                    SHRS /     SH /   PUT / INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER     OF CLASS     CUSIP         VALUE         PRN AMNT    PRN    CALL  DISCRETION   MANAGERS       SOLE  SHARED   NONE
--------------     --------     -----        --------       --------    ---    ----  ----------   --------       ----  ------   ----
Aetna, Inc.       Common       00817Y108       108,625        2,500      SH            SOLE         N/A          2,500
Coventry
Health Care,
Inc.              Common       222862104        55,660        1,000      SH            SOLE         N/A          1,000
Global Cash
Access
Holdings, Inc.    Common       378967103    271,894,917  16,498,478      SH            SOLE         N/A     16,498,478
Manor Care,
Inc.              Common       564055101        81,270        1,500      SH            SOLE         N/A          1,500
National Home
Health Care
Corp.             Common       636380107        70,860        6,000      SH            SOLE         N/A          6,000
Physicians
Formula
Holdings, Inc.    Common       719427106    74,833,803    3,841,571      SH            SOLE         N/A      3,841,571
Seabright
Insurance
Holdings, Inc.    Common       811656107       587,751       32,294      SH            SOLE         N/A         32,294
Tenet
Healthcare
Corp.             Common       88033G100        57,960        9,000      SH            SOLE         N/A          9,000
Unica
Corporation       Common       904583101     8,182,424      651,986      SH            SOLE         N/A        651,986
